UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-21529

                         The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                            Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust Semiannual Report — June 30, 2012
Mario J. Gabelli, CFA

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) total return of The Gabelli Global Utility & Income Trust (the “Fund”) was 2.4%, compared with a total return of 4.8% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was (0.1)%. The Fund’s NAV per share was $20.44, while the price of the publicly traded shares closed at $20.44 on the NYSE MKT. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)
	Year to Date	1 Year	3 Year	5 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	2.36%	0.13%	11.66%	2.09%	7.12%
Investment Total Return (c)	(0.11)	3.86	14.53	5.43	6.99
S&P 500 Utilities Index	4.82	15.26	14.71	2.93	10.00
Lipper Utility Fund Average	5.58	7.72	15.17	1.84	9.95
S&P 500 Index	9.49	5.45	16.40	0.22	4.57
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is an unmanaged indicator of stock market performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2012:

The Gabelli Global Utility & Income Trust

Energy and Utilities: Integrated	46.7%
Telecommunications	11.9%
Cable and Satellite	7.7%
U.S. Government Obligations	5.6%
Energy and Utilities: Natural Gas
Integrated	4.6%
Aerospace	4.0%
Energy and Utilities: Water	3.9%
Energy and Utilities: Natural Gas Utilities	3.6%
Energy and Utilities: Electric Transmission and Distribution	3.0%
Wireless Communications	2.7%
Energy and Utilities: Oil	2.4%
Entertainment	1.2%

Metals and Mining	0.4%
Diversified Industrial	0.4%
Energy and Utilities: Services	0.4%
Independent Power Products and Energy Traders	0.3%
Real Estate	0.3%
Environmental Services	0.3%
Transportation	0.3%
Energy and Utilities: Alternative Energy	0.2%
Business Services	0.1%
Building and Construction	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800- 422- 3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Shareholder Meeting – May 14, 2012 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 14, 2012 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected James P. Conn and Salvatore M. Salibello as Trustees of the Fund. A total of 2,876,687 votes and 2,870,918 votes were cast in favor of these Trustees and a total of 38,425 votes and 44,193 votes were withheld for these Trustees, respectively.

Anthony J. Colavita, Mario d’Urso, Vincent D. Enright, Michael J. Melarkey, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.1%
	ENERGY AND UTILITIES — 65.7%
	Energy and Utilities: Alternative Energy — 0.2%
	U.S. Companies
6,000	Ormat Technologies Inc.	$167,454	$128,340

	Energy and Utilities: Electric Transmission and Distribution — 3.0%
	Non U.S. Companies
5,000	Algonquin Power & Utilities Corp.	24,120	32,315
355	Atlantic Power Corp.†	5,899	4,540
8,775	National Grid plc, ADR	401,681	464,987
4,000	Red Electrica Corporacion SA	189,698	174,184

	U.S. Companies
4,000	CH Energy Group Inc.	178,779	262,760
2,000	Consolidated Edison Inc.	86,603	124,380
38,000	Pepco Holdings Inc.	720,883	743,660
1,666	UIL Holdings Corp.	53,364	59,743

		1,661,027	1,866,569

	Energy and Utilities: Integrated — 46.7%
	Non U.S. Companies
150,000	A2A SpA	276,010	80,220
7,000	Areva SA†	279,596	90,623
9,000	Chubu Electric Power Co. Inc.	190,737	145,693
152,000	Datang International Power Generation Co. Ltd., Cl. H	59,610	59,562
2,700	E.ON AG	177,041	58,087
9,000	E.ON AG, ADR	209,576	193,410
9,760	EDP - Energias de Portugal SA, ADR	262,599	229,653
10,000	Electric Power Development Co. Ltd.	252,321	261,337
6,000	Emera Inc.	163,066	198,075
10,000	Endesa SA	256,647	175,082
68,400	Enel SpA	434,924	220,036
29,000	Enersis SA, ADR	172,657	542,300
140,000	Hera SpA	297,864	196,659
10,000	Hokkaido Electric Power Co. Inc.	171,210	128,730
10,000	Hokuriku Electric Power Co.	165,392	154,876
14,000	Huaneng Power International Inc., ADR	421,063	417,200
84,720	Iberdrola SA	446,223	398,728
6,000	Iberdrola SA, ADR	285,901	109,620
28,000	Korea Electric Power Corp., ADR†	324,467	313,040
10,000	Kyushu Electric Power Co. Inc.	178,959	118,221
10,000	Shikoku Electric Power Co. Inc.	171,759	211,797

Shares		Cost	Market Value

10,000	The Chugoku Electric Power Co. Inc.	$170,328	$164,008
16,000	The Kansai Electric Power Co. Inc.	284,746	191,155
11,000	Tohoku Electric Power Co. Inc.	175,197	109,952
4,000	Verbund AG	170,053	91,471

	U.S. Companies
2,000	ALLETE Inc.	71,269	83,600
20,000	Ameren Corp.	782,429	670,800
30,000	American Electric Power Co. Inc.	943,467	1,197,000
1,500	Avista Corp.	27,915	40,050
7,000	Black Hills Corp.	193,684	225,190
500	Cleco Corp.	9,790	20,915
500	CMS Energy Corp.	4,875	11,750
10,000	Dominion Resources Inc.	406,566	540,000
38,000	Duke Energy Corp.	535,087	876,280
4,000	El Paso Electric Co.	77,953	132,640
1,334	FirstEnergy Corp.	47,829	65,619
44,000	Great Plains Energy Inc.	1,049,446	942,040
22,000	Hawaiian Electric Industries Inc.	541,164	627,440
29,500	Integrys Energy Group Inc.	1,408,474	1,677,665
13,000	MGE Energy Inc.	425,456	614,900
14,000	NextEra Energy Inc.	654,896	963,340
45,000	NiSource Inc.	908,189	1,113,750
55,104	Northeast Utilities	996,518	2,138,586
13,000	NorthWestern Corp.	391,049	477,100
19,500	OGE Energy Corp.	481,892	1,009,905
14,000	Otter Tail Corp.	352,319	320,180
1,000	PG&E Corp.	33,930	45,270
16,000	Pinnacle West Capital Corp.	650,094	827,840
4,200	PPL Corp.	117,280	116,802
28,000	Progress Energy Inc.	1,196,661	1,684,760
32,000	Public Service Enterprise Group Inc.	1,065,920	1,040,000
18,000	SCANA Corp.	646,320	861,120
1,000	TECO Energy Inc.	15,970	18,060
30,000	The AES Corp.†	272,995	384,900
2,000	The Empire District Electric Co.	41,522	42,200
44,000	The Southern Co.	1,293,888	2,037,200
14,000	UNS Energy Corp.	344,632	537,740
15,000	Vectren Corp.	360,570	442,800
40,000	Westar Energy Inc.	841,089	1,198,000
10,000	Wisconsin Energy Corp.	171,276	395,700
37,000	Xcel Energy Inc.	626,308	1,051,170

		23,986,668	29,291,847

	Energy and Utilities: Natural Gas Integrated — 4.5%
	Non U.S. Companies
80,000	Snam SpA	288,733	356,365

	U.S. Companies
1,000	Energen Corp.	30,935	45,130

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Integrated (Continued)
	U.S. Companies (Continued)
16,748	Kinder Morgan Inc.	$312,400	$539,621
18,000	National Fuel Gas Co.	488,706	845,640
4,000	ONEOK Inc.	51,437	169,240
30,000	Spectra Energy Corp.	634,201	871,800

		1,806,412	2,827,796

	Energy and Utilities: Natural Gas Utilities — 3.6%
	Non U.S. Companies
1,500	Enagas SA	37,053	27,278
6,867	GDF Suez†	0	9
1,890	GDF Suez	62,915	44,858
11,454	GDF Suez, ADR	362,710	272,491

	U.S. Companies
16,764	AGL Resources Inc.	667,385	649,605
11,000	Atmos Energy Corp.	271,115	385,770
3,000	Chesapeake Utilities Corp.	87,428	131,160
5,000	Piedmont Natural Gas Co. Inc.	116,790	160,950
9,000	Southwest Gas Corp.	227,360	392,850
5,000	The Laclede Group Inc.	159,165	199,050

		1,991,921	2,264,021

	Energy and Utilities: Oil — 2.4%
	Non U.S. Companies
1,000	Niko Resources Ltd.	48,277	13,181
1,000	PetroChina Co. Ltd., ADR	79,302	129,140
10,000	Petroleo Brasileiro SA, ADR	283,195	187,700
9,000	Royal Dutch Shell plc, Cl. A, ADR	460,931	606,870

	U.S. Companies
2,000	Chevron Corp.	120,100	211,000
2,000	ConocoPhillips	57,018	111,760
2,000	Devon Energy Corp.	67,255	115,980
1,000	Exxon Mobil Corp.	45,500	85,570
1,000	Phillips 66†	17,032	33,240

		1,178,610	1,494,441

	Energy and Utilities: Services — 0.4%
	Non U.S. Companies
10,000	ABB Ltd., ADR†	123,092	163,200

	U.S. Companies
2,500	Halliburton Co.	60,195	70,975

		183,287	234,175

	Energy and Utilities: Water — 3.9%
	Non U.S. Companies
2,000	Consolidated Water Co. Ltd.	29,239	16,580

Shares		Cost	Market Value

49,000	Severn Trent plc	$860,939	$1,268,531
37,090	United Utilities Group plc	366,828	392,096

	U.S. Companies
8,666	Aqua America Inc.	129,735	216,303
5,400	California Water Service Group	76,295	99,738
4,000	Middlesex Water Co.	75,033	76,000
17,000	SJW Corp.	277,304	408,170

		1,815,373	2,477,418

	Diversified Industrial — 0.4%
	Non U.S. Companies
9,000	Bouygues SA	300,585	241,458

	Environmental Services — 0.3%
	Non U.S. Companies
500	Suez Environnement Co. SA	0	5,356
13,000	Veolia Environnement	381,528	164,252

		381,528	169,608

	Independent Power Producers and Energy Traders — 0.3%
	U.S. Companies
12,000	NRG Energy Inc.†	289,986	208,320

	TOTAL ENERGY AND UTILITIES	33,762,851	41,203,993

	COMMUNICATIONS — 22.2%
	Cable and Satellite — 7.7%
	Non U.S. Companies
35,000	British Sky Broadcasting Group plc	387,280	381,787
10,000	Cogeco Inc.	195,069	450,250
2,500	Rogers Communications Inc., Cl. B	25,532	90,525
1,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	9,800	2,957

	U.S. Companies
3,500	AMC Networks Inc., Cl. A†	87,501	124,425
20,000	Cablevision Systems Corp., Cl. A	312,933	265,800
13,000	Comcast Corp., Cl. A, Special	281,627	408,200
28,000	DIRECTV, Cl. A†	701,994	1,366,960
36,000	DISH Network Corp., Cl. A	704,301	1,027,800
6,000	EchoStar Corp., Cl. A†	150,819	158,520
5,500	Liberty Global Inc., Cl. A†	146,144	272,965
5,500	Liberty Global Inc., Cl. C†	139,226	262,625

		3,142,226	4,812,814

	Telecommunications — 11.8%
	Non U.S. Companies
25,000	BCE Inc.	513,555	1,030,000

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	Non U.S. Companies (Continued)
5,000	Belgacom SA	$160,378	$142,084
2,102	Bell Aliant Inc.(a)(b)	51,669	52,027
25,000	BT Group plc, ADR	831,558	829,500
38,000	Deutsche Telekom AG, ADR	632,643	415,416
4,000	France Telecom SA, ADR	93,510	52,440
15,000	Koninklijke KPN NV, ADR	114,993	144,900
8,000	Manitoba Telecom Services Inc.	249,141	260,564
29,651	Orascom Telecom Holding SAE, GDR†(c)	111,809	74,128
29,651	Orascom Telecom Media and Technology Holding SAE, GDR†(a)(b)	43,481	35,581
50,000	Portugal Telecom SGPS SA	535,655	218,616
1,200	Swisscom AG	384,765	481,947
20,000	Telecom Italia SpA	45,015	19,754
9,300	Telefonica Brasil SA, ADR	161,522	230,082
49,263	Telefonica SA, ADR	718,984	645,345
80,000	Telefonos de Mexico SAB de CV, Cl. L	42,258	60,691
18,000	Telekom Austria AG	257,839	176,743
16,000	VimpelCom Ltd., ADR	146,091	129,760

	U.S. Companies
28,000	AT&T Inc.	777,324	998,480
70,000	Sprint Nextel Corp.†	239,721	228,200
10,000	Telephone & Data Systems Inc.	312,879	212,900
22,000	Verizon Communications Inc.	760,341	977,680

		7,185,131	7,416,838

	Wireless Communications — 2.7%
	Non U.S. Companies
4,000	America Movil SAB de CV, Cl. L, ADR	95,286	104,240
12,000	Millicom International Cellular SA, SDR	767,764	1,129,318
4,000	Mobile TeleSystems OJSC, ADR†	54,874	68,800
11,000	Turkcell Iletisim Hizmetleri A/S, ADR†	158,724	138,050
8,000	Vodafone Group plc, ADR	208,589	225,440

		1,285,237	1,665,848

	TOTAL COMMUNICATIONS	11,612,594	13,895,500

	OTHER — 6.2%
	Aerospace — 4.0%
	Non U.S. Companies
90,000	Rolls-Royce Holdings plc	628,651	1,209,378

Shares		Cost	Market Value
	U.S. Companies
10,024	Goodrich Corp.	$1,248,416	$1,272,046

		1,877,067	2,481,424

	Building and Construction — 0.0%
	Non U.S. Companies
400	Acciona SA	42,173	23,842

	Business Services — 0.1%
	Non U.S. Companies
3,200	Sistema JSFC, GDR(c)	77,846	59,712

	Entertainment — 1.2%
	Non U.S. Companies
41,333	Vivendi SA	1,105,198	765,252

	Metals and Mining — 0.4%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	66,939	243,072

	Real Estate — 0.3%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	149,494	198,600

	Transportation — 0.2%
	U.S. Companies
3,500	GATX Corp.	91,876	134,750

	TOTAL OTHER	3,410,593	3,906,652

	TOTAL COMMON STOCKS	48,786,038	59,006,145

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	57,376	83,200

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd., Ser. A (b)	26,010	38,500

	TOTAL CONVERTIBLE PREFERRED STOCKS	83,386	121,700

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Energy and Utilities: Natural Gas Integrated — 0.1%
	U.S. Companies
25,600	Kinder Morgan Inc., expire 05/25/17†	$28,325	$55,296

	COMMUNICATIONS — 0.0%
	Wireless Communications — 0.0%
	Non U.S. Companies
4,000	Bharti Airtel Ltd., expire 09/19/13†(a)	26,369	21,931
2,000	Bharti Airtel Ltd., expire 09/29/14†(a)	14,981	10,966

		41,350	32,897

	TOTAL WARRANTS	69,675	88,193

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.6%
$3,505,000	U.S. Treasury Bills, 0.080% to 0.140%††, 08/02/12 to 11/15/12(d)	3,503,897	3,504,065

TOTAL INVESTMENTS — 100.0%		$52,442,996	62,720,103

Notional Amount		Termination Date	Unrealized Appreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS

$ 1	Rolls-Royce Holdings plc, Cl. C(e)	08/23/12	8,300
(5,300,000 Shares)
657,115	Rolls-Royce Holdings plc(e)	06/27/13	13,845
(50,000 Shares)

	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		22,145

Market Value
Other Assets and Liabilities (Net)	363,582
NET ASSETS — COMMON SHARES
(3,087,882 common shares outstanding)	$63,105,830

NET ASSET VALUE PER COMMON SHARE
($63,105,830 ÷ 3,087,882 shares outstanding)	$20.44

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of Rule 144A securities amounted to $120,505 or 0.19% of total investments.

(b)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $126,108 or 0.20% of total investments.

(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2012, the market value of Regulation S securities amounted to $133,840 or 0.21% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/12 Carrying Value Per Unit
29,651	Orascom Telecom Holding SAE, GDR	12/01/08	$111,809	$2.5000
3,200	Sistema JSFC, GDR	09/05/06	77,846	18.6600

(d)	At June 30, 2012, $1,000,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
(e)	At June 30, 2012, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	72.5%	$45,501,555
Europe	21.2	13,319,462
Japan	2.4	1,485,770
Latin America	2.2	1,384,665
Asia/Pacific	1.5	918,942
Africa/Middle East	0.2	109,709

Total Investments	100.0%	$62,720,103

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $52,442,996)	$62,720,103
Foreign currency, at value (cost $25)	25
Cash	58,893
Receivable for investments sold	120,605
Dividends receivable	255,964
Deferred offering expense	51,217
Unrealized appreciation on swap contracts	22,145
Prepaid expenses	1,264

Total Assets	63,230,216

Liabilities:
Payable for investment advisory fees	25,348
Payable for payroll expenses	28,200
Payable for accounting fees.	3,750
Payable for legal and audit fees	30,120
Payable for shareholder communications expenses	25,623
Payable for custodian fees	8,456
Other accrued expenses.	2,889

Total Liabilities	124,386

Net Assets
(applicable to 3,087,882 shares outstanding)	$63,105,830

Net Assets Consist of:
Paid-in capital	$52,801,900
Accumulated net investment income	149,713
Accumulated net realized loss on investments, swaps contracts, and foreign currency transactions	(144,330)
Net unrealized appreciation on investments	10,277,107
Net unrealized appreciation on swap contracts	22,145
Net unrealized depreciation on foreign currency translations	(705)

Net Assets	$63,105,830

Net Asset Value per Common Share:
($63,105,830 ÷ 3,087,882 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$20.44

Statement of Operations
For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $58,709)	$1,299,097
Interest	1,122

Total Investment Income	1,300,219

Expenses:
Investment advisory fees	207,178
Shareholder communications expenses	42,984
Payroll expenses	35,899
Trustees’ fees	29,771
Legal and audit fees	26,954
Accounting fees	22,500
Custodian fees	16,963
Shareholder services fees	8,492
Miscellaneous expenses	12,752

Total Expenses	403,493

Net Investment Income.	896,726

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	977,919
Net realized gain on swap contracts	99,492
Net realized gain on foreign currency transactions	617

Net realized gain on investments, swap contracts, and foreign currency transactions	1,078,028

Net change in unrealized appreciation/depreciation:
on investments	(521,427)
on swap contracts	(3,323)
on foreign currency translations	(1,588)

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(526,338)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	551,690

Net Increase in Net Assets Resulting from Operations	$1,448,416

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$ 896,726	$ 1,752,469
Net realized gain on investments, swap contracts, and foreign currency transactions	1,078,028	1,241,600
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(526,338)	942,008

Net Increase in Net Assets Resulting from Operations	1,448,416	3,936,077

Distributions to Common Shareholders:
Net investment Income	(702,900)*	(1,854,261)
Net realized short-term gain	—	(51,749)
Net realized long-term gain	(1,146,838)*	(1,131,516)
Return of capital	—	(651,965)

Total Distributions to Common Shareholders	(1,849,738)	(3,689,491)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	172,719	106,860

Net Increase in Net Assets from Fund Share Transactions	172,719	106,860

Net Increase/(Decrease) in Net Assets	(228,603)	353,446

Net Assets Attributable to Common Shareholders:
Beginning of period	63,334,433	62,980,987

End of period (including undistributed net investment income of $149,713 and $0, respectively)	$63,105,830	$63,334,433

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Operating Performance:
Net asset value, beginning of period	$ 20.57		$20.49	$19.87	$18.50	$25.50	$24.52

Net investment income	0.29		0.57	0.48	0.48	0.47	0.45
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	0.18		0.71	1.34	2.09	(6.27)	2.06

Total from investment operations	0.47		1.28	1.82	2.57	(5.80)	2.51

Distributions to Common Shareholders:
Net investment income	(0.23	)*	(0.60)	(0.67)	(0.52)	(0.55)	(0.30)
Net realized gain	(0.37	)*	(0.39)	(0.02)	—	(0.48)	(1.23)
Return of capital	—		(0.21)	(0.51)	(0.68)	(0.17)	—

Total distributions to common shareholders	(0.60)		(1.20)	(1.20)	(1.20)	(1.20)	(1.53)

Capital Share Transactions:
Increase in net asset value from common share transactions	—		0.00 (a)	—	—	—	—
Contribution from Adviser	—		—	—	—	0.00 (a)	—

Total capital share transactions	—		0.00 (a)	—	—	0.00 (a)	—

Net Asset Value, End of Period	$ 20.44		$20.57	$20.49	$19.87	$18.50	$25.50

NAV total return †	2.36%		6.39%	9.60%	14.92%	(23.30)%	10.46%

Market value, end of period	$ 20.44		$21.08	$20.31	$19.42	$15.90	$23.05

Investment total return ††	(0.11)%		10.12%	11.24%	31.31%	(26.43)%	11.29%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$63,106		$63,334	$62,981	$60,694	$56,422	$77,778
Ratio of net investment income to average net assets	2.89	%(b)	2.75%	2.46%	2.70%	2.15%	1.82%
Ratio of operating expenses to average net assets	1.30	%(b)	1.36%	1.65%	1.61%	1.54%	1.55%
Portfolio turnover rate †††	3.3%		5.9%	7.8%	9.5%	24.3%	16.7%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††

Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 35.0%.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Amount represents less than $0.005 per share.
(b)	Annualized.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to periodically pay dividends.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$59,006,145	—	$59,006,145
Convertible Preferred Stock
COMMUNICATIONS
Telecommunications
U.S. Companies	83,200	—	83,200
OTHER
Transportation
U.S. Companies	—	$ 38,500	38,500
Total Convertible Preferred Stocks	83,200	38,500	121,700
Warrants (a)(a)	55,296	32,897	88,193
U.S. Government Obligations	—	3,504,065	3,504,065
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$59,144,641	$3,575,462	$62,720,103
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreement	$ —	$ 22,145	$ 22,145

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2012 or December 31, 2011.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2012 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/Equity Security Paid	Termination Date	Net Unrealized Appreciation/ Depreciation
	Market Value	One month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$657,115 (50,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	6/27/13	$13,845
1 (5,300,000 Shares)	Rolls-Royce Holdings plc, Cl. C	Rolls-Royce Holdings plc, Cl. C	8/23/12	8,300

				$22,145

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2012 had an average monthly notional amount of approximately $629,837.

As of June 30, 2012, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts and Liabilities, Unrealized depreciation on swap contracts. For the six months ended June 30, 2012, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the six months ended June 30, 2012, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the years December 31, 2011 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term gains)	$1,906,010
Net long-term capital gains	1,131,516
Return of capital	651,965

Total distributions paid	$3,689,491

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2011, the components of accumulated earnings/losses on a tax basis were as follows:

Qualified late year loss deferral*	$(1,887)
Net unrealized appreciation on investments, swap contracts, and foreign currency translations	10,732,990
Other temporary differences**	(25,851)

Total.	$10,705,252

*	Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year.
**	Other temporary differences were primarily due to mark-to-market and accrual adjustments on investments in swap contracts and income from investments in hybrid securities.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$52,520,070	$14,254,058	$(4,054,025)	$10,200,033

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations.

Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary .

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% (prior to May 28, 2012, the Advisory fee was 0.60%) of the value of the Fund’s average weekly total assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $1,060 to Gabelli & Company, Inc., an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2012, the Fund paid or accrued $35,899 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $1,939,658 and $2,253,639, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2012 and the year ended December 31, 2011, the Fund did not repurchase any common shares of beneficial interest in the open market.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows for the years ended June 30, 2012 and December 31, 2011:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Net increase from common shares issued upon reinvestment of distributions	8,576	$172,719	5,332	$106,860

A shelf registration authorizing the offering of $100 million of additional common or preferred shares was declared effective by the SEC on September 20, 2011.

6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 16, 2012, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund since inception against a peer group of equity closed-end funds selected by Lipper. The Independent Board Members noted that the Fund’s performance for the one year period was in the bottom third and for the three year period was in the top quartile. The Independent Board Members also reviewed performance of the Fund in relation to the S&P 500 Utilities Index and the Lipper Utility Fund Average. In each of the one, three, and five year periods, the Fund’s performance was above average.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Board also noted that a portion of the Fund’s portfolio transactions were executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusion. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)(Continued)

weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Global Utility & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Global Utility & Income Trust

c/o Computershare

P.O. Box 43010

Providence, RI 02940-3010

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Utility & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent —we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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TRUSTEES AND OFFICERS

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’ Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Michael J. Melarkey

Attorney-at-Law,

Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello

Certified Public Accountant,

BDO USA, LLP

Salvatore J. Zizza

Chairman, Zizza & Associates Corp.

Officers

Bruce N. Alpert

President & Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

David I. Schachter

Vice President

Adam E. Tokar

Vice President & Ombudsman

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

State Street Bank and Trust Company

Counsel

Skadden, Arps, Slate, Meagher & Flom, LLP

Transfer Agent and Registrar

Computershare Trust Company, N.A.

Stock Exchange Listing

Common
NYSE MKT–Symbol:	GLU
Shares Outstanding:	3,087,882

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/12 through 01/31/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,080,692 Preferred – N/A
Month #2 02/01/12 through 02/29/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,083,122 Preferred – N/A
Month #3 03/01/12 through 03/31/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,083,663 Preferred – N/A
Month #4 04/01/12 through 04/30/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,085,095 Preferred – N/A
Month #5 05/01/12 through 05/31/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,086,500 Preferred – N/A
Month #6 06/01/12 through 06/30/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,087,882 Preferred – N/A
Total	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/12

*	Print the name and title of each signing officer under his or her signature.